INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 39,633	$ 28,251
Accumulated Amortization	(16,842)	(13,348)
Total intangible assets, net	22,791	14,903
Amortization expense	5,310	4,666	$ 4,659
Expected amortization expense of intangible assets
2020	4,400
2021	3,600
2022	3,100
2023	2,500
2024 and thereafter	9,200
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,428	2,369
Accumulated Amortization	(1,425)	(1,458)
Total intangible assets, net	3	911
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	38,205	25,882
Accumulated Amortization	(15,417)	(11,890)
Total intangible assets, net	$ 22,788	$ 13,992